Financial instruments and risk management - Foreign currency position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Assets
Cash and cash equivalents		$ 17,286,374		$ 18,662,765		$ 17,901,845
Investment in securities at fair value through profit or loss		1,018,322		186,284		550,068
Investment in securities at fair value through other comprehensive income		937,715		315,761		0
Accounts receivable		4,366,019		3,867,110		3,486,354
Total assets		58,475,000		55,702,491		52,865,594
Liabilities
Trade accounts payable		(5,753,137)		(5,158,827)		(5,196,347)
Financial debt		(209,499)		0		(64,973)
Lease liabilities		(719,711)		(803,050)		(922,410)
Total Liabilities		(14,548,192)		(15,442,156)		(14,699,889)
Currency risk [member]
Assets
Cash and cash equivalents	$ 479,325	9,562,534	$ 569,569	10,759,165	$ 384,119	7,555,616
Investment in securities at fair value through profit or loss	40,424	806,459	4,576	86,447	19,447	382,519
Investment in securities at fair value through other comprehensive income	47,003	937,715	16,716	315,761	0	0
Accounts receivable	2,683	53,517	2,160	40,809	252	4,950
Total assets	569,435	11,360,225	593,021	11,202,182	403,818	7,943,085
Liabilities
Trade accounts payable	(107,224)	(2,139,115)	(120,699)	(2,280,003)	(194,701)	(3,829,765)
Financial debt	(39,000)	(778,050)	(149,878)	(2,831,191)	(140,186)	(2,757,459)
Lease liabilities	(6,558)	(130,828)	(7,635)	(144,224)	0	0
Total Liabilities	(152,782)	(3,047,993)	(278,212)	(5,255,418)	(334,887)	(6,587,224)
Net asset position	$ 416,653	$ 8,312,232	$ 314,809	$ 5,946,764	$ 68,931	$ 1,355,861